Expense Example, No Redemption - COMSTOCK CAPITAL VALUE FUND	Apr. 30, 2026 USD ($)
COMSTOCK CAPITAL VALUE FUND Class AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 0
Expense Example, No Redemption, 3 Years	674
Expense Example, No Redemption, 5 Years	1,373
Expense Example, No Redemption, 10 Years	3,238
COMSTOCK CAPITAL VALUE FUND CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	575
Expense Example, No Redemption, 3 Years	1,210
Expense Example, No Redemption, 5 Years	1,868
Expense Example, No Redemption, 10 Years	3,625
COMSTOCK CAPITAL VALUE FUND CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	0
Expense Example, No Redemption, 3 Years	828
Expense Example, No Redemption, 5 Years	1,674
Expense Example, No Redemption, 10 Years	3,873
COMSTOCK CAPITAL VALUE FUND CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	0
Expense Example, No Redemption, 3 Years	622
Expense Example, No Redemption, 5 Years	1,270
Expense Example, No Redemption, 10 Years	$ 3,013